Fair values of financial instruments - Additional Information (Details) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021 USD ($)
West Taurus
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Unsecured Convertible Bond - debt component (Level 3)		$ 250
Discount rate | Secured Credit Facilities | Discounted cash flow
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value, cost of debt percent	0.118	0.170